STOCK-BASED COMPENSATION	12 Months Ended
Dec. 31, 2011
STOCK-BASED COMPENSATION

14. STOCK-BASED COMPENSATION

NTI sponsors an equity participation plan which provides for the grant of profit interest units to certain employees and independent non-employee directors of the Company. The plan has reserved approximately 29 million units for issuance under the plan. The exercise price for a unit shall not be less than 100% of the fair market value of our equity units on the date of grant. Units vest in annual installments over a period of five years after the date of grant and expire ten years after the date of grant.

A summary of profit interest unit activity is set forth below:

	Number of Units (in millions)	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term
Outstanding at inception	—	$—
Granted	22.7	1.78

Outstanding at December 31, 2010	22.7	1.78	9.9
Granted	3.5	2.23
Cancelled	(2.0)	(1.38)

Outstanding at December 31, 2011	24.2	$1.87	9.2

The estimated weighted average fair value as of grant date of units granted during 2011 and 2010 was $0.57 and $0.30, respectively, based upon the following assumptions:

	2011	2010
Expected life (years)	5.75 - 6.5	6.5
Expected volatility	40.6% - 49.6%	40.6%
Expected dividend yield	0.0%	0.0%
Risk-free interest rate	2.5% - 2.7%	2.7%

The weighted average expected life for the grants is calculated using the simplified method, which defines the expected life as the average of the contractual term of the options and the weighted average vesting period. Expected volatility for the grants is based primarily on the historical volatility of a representative group of peer companies for a period consistent with the expected life of the awards.

For the year ended December 31, 2011 and the Successor Period ended December 31, 2010, the Company recognized $1.6 million and $0.1 million, respectively, of compensation costs related to profit interest units. As of December 31, 2011, the total unrecognized compensation cost for profit interest units was $7.0 million. This non-cash expense will be recognized on a straight line basis through 2016.